Analysis of Net Debt - Schedule of Effective Interest Rates on Period-End Fixed, Gross and Net Debt (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of components of net debt [abstract]
Interest-bearing loans and borrowings nominal - fixed rate	[1]	€ (8,743)	€ (9,107)
Derivative financial instruments - fixed rate		1,599	1,726
Net fixed rate debt including derivatives		(7,144)	(7,381)
Interest-bearing loans and borrowings nominal - floating rate	[2]	(158)	(157)
Adjustment of debt from nominal to book value	[1]	(113)	(52)
Derivative financial instruments - currency floating rate		(1,534)	(1,740)
Gross debt including derivative financial instruments, excluding lease liabilities		(8,949)	(9,330)
Lease liabilities - fixed rate		(1,511)	0
Gross debt including derivative financial instruments, including lease liabilities		(10,460)	(9,330)
Cash and cash equivalents - floating rate (note 25)		3,755	2,346
Group net debt excluding net debt reclassified as held for sale		€ (6,705)	€ (6,984)	€ (5,811)
Net fixed rate debt including derivatives		3.40%	3.50%
Gross debt including derivative financial instruments, excluding lease liabilities		3.30%	3.60%
Net fixed rate debt including derivatives		9 years 2 months 12 days	9 years 9 months 18 days

[1]	Of the Group’s nominal fixed rate debt at 31 December 2019, €1,599 million (2018: €1,726 million) is hedged to floating rate using interest rate swaps.
[2]	Floating rate debt comprises bank borrowings bearing interest at rates set in advance for periods ranging from overnight to less than one year largely by reference to inter-bank interest rates.